Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014
C000012489
Account Value [Line Items]
Line Graph and Table Measure Name	DF Dent Premier Growth Fund
C000102025
Account Value [Line Items]
Line Graph and Table Measure Name	Investor
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,254	$ 33,448	$ 31,589	$ 30,291	$ 27,399	$ 24,531	$ 25,361	$ 23,322	$ 21,696	$ 20,170	$ 21,206	$ 25,276	$ 26,494	$ 23,862	$ 23,724	$ 21,856	$ 20,585	$ 18,355	$ 16,850	$ 13,979	$ 17,386	$ 15,940	$ 15,674	$ 15,027	$ 13,223	$ 15,290	$ 14,195	$ 13,724	$ 13,829	$ 12,967	$ 12,411	$ 12,039	$ 11,351	$ 10,933	$ 10,527	$ 10,275	$ 10,138	$ 9,471	$ 10,123	$ 10,095	$ 10,000
Russell 2500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500 Index
Account Value	$ 23,347	23,202	21,336	22,289	20,846	18,390	19,314	18,355	17,753	16,526	17,005	20,483	21,748	20,947	21,524	20,413	18,402	14,443	13,641	10,778	15,336	14,130	14,313	13,902	12,003	14,725	14,065	13,305	13,337	12,673	12,099	11,847	11,418	10,759	10,096	9,748	9,710	9,402	10,481	10,517	10,000
Russell 2500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500 Index
Account Value	$ 1,167,334	1,160,123	1,066,793	1,114,431	1,042,308	919,516	965,696	917,745	887,651	826,277	850,234	1,024,144	1,087,397	1,047,346	1,076,207	1,020,661	920,104	722,166	682,045	538,890	766,796	706,490	715,667	695,086	600,156	736,265	703,238	665,260	666,854	633,658	604,972	592,329	570,886	537,941	504,812	487,399	485,492	470,084	524,044	525,842	500,000
Russell 2500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500 Index
Account Value	$ 233,466,731	232,024,654	213,358,648	222,886,158	208,461,688	183,903,193	193,139,262	183,548,932	177,530,134	165,255,474	170,046,720	204,828,732	217,479,404	209,469,124	215,241,318	204,132,117	184,020,875	144,433,279	136,409,026	107,778,014	153,359,134	141,297,905	143,133,308	139,017,169	120,031,167	147,253,032	140,647,646	133,052,018	133,370,799	126,731,512	120,994,435	118,465,819	114,177,137	107,588,277	100,962,356	97,479,890	97,098,350	94,016,866	104,808,744	105,168,412	100,000,000
Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 21,223	21,152	19,357	20,013	19,028	16,687	17,589	16,718	16,273	15,319	15,661	18,914	20,453	20,024	20,937	20,075	17,813	13,559	12,922	10,303	14,849	13,507	13,839	13,555	11,830	14,824	14,312	13,283	13,294	12,864	12,174	11,881	11,595	10,654	9,770	9,413	9,559	9,227	10,475	10,432	10,000
Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 1,061,159	1,057,622	967,872	1,000,671	951,388	834,337	879,435	835,923	813,647	765,938	783,066	945,676	1,022,638	1,001,198	1,046,844	1,003,757	890,653	677,963	646,097	515,153	742,453	675,327	691,939	677,740	591,478	741,215	715,622	664,127	664,687	643,203	608,699	594,063	579,767	532,710	488,519	470,672	477,930	461,350	523,772	521,577	500,000
Russell Midcap Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Account Value	$ 29,803	27,559	25,867	26,726	24,408	21,308	22,483	21,163	19,392	18,140	18,259	23,134	26,463	25,730	25,927	23,342	23,475	19,724	18,033	13,844	17,314	16,005	16,114	15,288	12,781	15,214	14,143	13,710	13,418	12,563	11,932	11,450	10,711	10,663	10,195	10,038	9,980	9,585	10,418	10,538	10,000
Russell Midcap Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Account Value	$ 1,490,141	1,377,954	1,293,352	1,336,291	1,220,396	1,065,418	1,124,143	1,058,174	969,593	906,997	912,959	1,156,695	1,323,151	1,286,492	1,296,343	1,167,119	1,173,753	986,189	901,670	692,203	865,686	800,274	805,701	764,409	639,026	760,691	707,129	685,485	670,897	628,144	596,625	572,493	535,571	533,139	509,732	501,890	499,001	479,264	520,880	526,890	500,000
Russell Midcap Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Account Value	$ 298,028,197	275,590,769	258,670,326	267,258,249	244,079,145	213,083,677	224,828,682	211,634,755	193,918,553	181,399,433	182,591,721	231,338,909	264,630,251	257,298,408	259,268,696	233,423,756	234,750,683	197,237,743	180,333,970	138,440,592	173,137,239	160,054,888	161,140,194	152,881,789	127,805,140	152,138,219	141,425,811	137,097,065	134,179,307	125,628,798	119,324,957	114,498,691	107,114,138	106,627,770	101,946,419	100,377,918	99,800,149	95,852,849	104,176,040	105,377,989	100,000,000
Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 21,772	21,407	19,746	20,340	18,906	16,769	18,093	16,901	15,933	15,301	15,264	18,904	21,636	21,634	22,930	22,066	21,040	16,234	15,149	11,601	15,628	14,029	14,640	14,248	12,163	15,525	14,712	13,720	13,411	12,823	12,073	11,565	10,978	10,600	9,705	9,400	9,862	9,453	10,874	10,663	10,000
Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 1,088,578	$ 1,070,340	$ 987,306	$ 1,016,994	$ 945,321	$ 838,443	$ 904,652	$ 845,054	$ 796,674	$ 765,061	$ 763,215	$ 945,208	$ 1,081,813	$ 1,081,692	$ 1,146,499	$ 1,103,278	$ 1,051,991	$ 811,684	$ 757,465	$ 580,059	$ 781,381	$ 701,455	$ 732,002	$ 712,424	$ 608,157	$ 776,237	$ 735,608	$ 685,992	$ 670,573	$ 641,175	$ 603,639	$ 578,260	$ 548,900	$ 529,979	$ 485,234	$ 470,001	$ 493,092	$ 472,674	$ 543,689	$ 533,149	$ 500,000